Results by business segment - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Disclosure of operating segments [abstract]
Description of types of products and services from which each reportable segment derives its revenues	For management purposes, based on the products and services offered, we are organized into five business segments: Personal Banking, Commercial Banking, Wealth Management, Insurance and Capital Markets.
Number of business segments	5
Taxable equivalent basis adjustment amount	$ 294	$ 559